Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING VARIABLE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	ingvpt_SupplementTextBlock

ING VARIABLE PRODUCTS TRUST

ING International Value Portfolio

(“Portfolio”)

Supplement dated March 7, 2014

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus,

Class ADV Summary Prospectus, Initial Class (“Class I”) Prospectus, Class I Summary Prospectus, Service Class (“Class S”) Prospectus, and Class S Summary Prospectus

each dated April 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On January 23, 2014, the Portfolio’s Board of Trustees (“Board”) approved a change with respect to the Portfolio’s expense structure, retroactively effective January 1, 2014.

The Portfolio’s Prospectuses are hereby revised as follows:

1.             The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV Prospectus are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.46%
Waivers and Reimbursements (2)	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.45%

(1)	The expense ratio has been adjusted to reflect current contractual rates.
(2)
The adviser is contractually obligated to limit expenses to 1.50% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.45% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

2.             The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$148	461	796	1,745

3.             The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.96%
Waivers and Reimbursements (2)	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.95%

(1)	The expense ratio has been adjusted to reflect current contractual rates.
(2)
The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

4.             The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$97	305	530	1,177

5.             The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.21%
Waivers and Reimbursements (2)	(0.06)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.15%

(1)	The expense ratio has been adjusted to reflect current contractual rates.
(2)
The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months from the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.15% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The distributor is also contractually obligated to waive 0.05% of the 0.25% shareholder services fee through May 1, 2014. There is no guarantee that the shareholder services fee waiver will continue after May 1, 2014. The shareholder services fee waiver will only renew if the distributor elects to renew it.  Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board.

6.             The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$117	378	659	1,461

Class ADV Shares | ING International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingvpt_SupplementTextBlock

ING VARIABLE PRODUCTS TRUST

ING International Value Portfolio

(“Portfolio”)

Supplement dated March 7, 2014

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus,

Class ADV Summary Prospectus, Initial Class (“Class I”) Prospectus, Class I Summary Prospectus, Service Class (“Class S”) Prospectus, and Class S Summary Prospectus

each dated April 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On January 23, 2014, the Portfolio’s Board of Trustees (“Board”) approved a change with respect to the Portfolio’s expense structure, retroactively effective January 1, 2014.

The Portfolio’s Prospectuses are hereby revised as follows:

1.             The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV Prospectus are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.46%
Waivers and Reimbursements (2)	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.45%

(1)	The expense ratio has been adjusted to reflect current contractual rates.
(2)
The adviser is contractually obligated to limit expenses to 1.50% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.45% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

2.             The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$148	461	796	1,745

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Class ADV Shares | ING International Value Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.45%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 148
3 Yrs	rr_ExpenseExampleYear03	461
5 Yrs	rr_ExpenseExampleYear05	796
10 Yrs	rr_ExpenseExampleYear10	1,745
1 Yr	rr_ExpenseExampleNoRedemptionYear01	148
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	461
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	796
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,745
Class I Shares | ING International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingvpt_SupplementTextBlock

ING VARIABLE PRODUCTS TRUST

ING International Value Portfolio

(“Portfolio”)

Supplement dated March 7, 2014

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus,

Class ADV Summary Prospectus, Initial Class (“Class I”) Prospectus, Class I Summary Prospectus, Service Class (“Class S”) Prospectus, and Class S Summary Prospectus

each dated April 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On January 23, 2014, the Portfolio’s Board of Trustees (“Board”) approved a change with respect to the Portfolio’s expense structure, retroactively effective January 1, 2014.

The Portfolio’s Prospectuses are hereby revised as follows:

3.             The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.96%
Waivers and Reimbursements (2)	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.95%

(1)	The expense ratio has been adjusted to reflect current contractual rates.
(2)
The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

4.             The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$97	305	530	1,177

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Class I Shares | ING International Value Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	305
5 Yrs	rr_ExpenseExampleYear05	530
10 Yrs	rr_ExpenseExampleYear10	1,177
1 Yr	rr_ExpenseExampleNoRedemptionYear01	97
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	305
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	530
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,177
Class S Shares | ING International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ingvpt_SupplementTextBlock

ING VARIABLE PRODUCTS TRUST

ING International Value Portfolio

(“Portfolio”)

Supplement dated March 7, 2014

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus,

Class ADV Summary Prospectus, Initial Class (“Class I”) Prospectus, Class I Summary Prospectus, Service Class (“Class S”) Prospectus, and Class S Summary Prospectus

each dated April 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On January 23, 2014, the Portfolio’s Board of Trustees (“Board”) approved a change with respect to the Portfolio’s expense structure, retroactively effective January 1, 2014.

The Portfolio’s Prospectuses are hereby revised as follows:

5.             The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.21%
Waivers and Reimbursements (2)	(0.06)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.15%

(1)	The expense ratio has been adjusted to reflect current contractual rates.
(2)
The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months from the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.15% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The distributor is also contractually obligated to waive 0.05% of the 0.25% shareholder services fee through May 1, 2014. There is no guarantee that the shareholder services fee waiver will continue after May 1, 2014. The shareholder services fee waiver will only renew if the distributor elects to renew it.  Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board.

6.             The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$117	378	659	1,461

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Class S Shares | ING International Value Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1],[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%	[1]
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	378
5 Yrs	rr_ExpenseExampleYear05	659
10 Yrs	rr_ExpenseExampleYear10	1,461
1 Yr	rr_ExpenseExampleNoRedemptionYear01	117
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	378
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	659
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 1,461

[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.50% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.45% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months from the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.15% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment.